Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income (loss)	$ 4,448	$ 170,981	$ 253,467	$ (22,134)	$ (66,397)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Net fair value gains on reverse loans and related HMBS obligations	(44,172)	(63,519)	(120,382)	(7,279)	0
Amortization of servicing rights	21,305	22,533	42,583	50,461	28,623
Change in fair value of servicing rights	131,186	(44,002)	(48,058)	0	0
Non-Residual Trusts net fair value losses	5,125	1,324	1,002	4,709	8,150
Other net fair value losses	1,553	4,774	5,462	2,433	(1,980)
Accretion of residential loan discounts and advances	(7,941)	(9,140)	(17,991)	(17,787)	(13,712)
Accretion of discounts on debt and amortization of deferred debt issuance costs	9,678	10,080	21,680	15,600	6,150
Amortization of master repurchase agreements deferred issuance costs	3,661	2,226	6,656	0	0
Provision for loan losses			1,229	13,352	3,555
Amortization of servicing advance liabilities deferred issuance costs	3,386	127
Provision for uncollectible advances	33,815	10,794	37,993	13,199	6,225
Depreciation and amortization of premises and equipment and intangible assets	37,035	33,947	71,027	49,267	24,455
Losses (gains) on extinguishments			12,489	48,579	(95)
Non-Residual Trusts losses on real estate owned, net	231	524	1,086	1,387	1,000
Other losses (gains) on real estate owned, net	(1,256)	(2,439)	(2,022)	(689)	2,067
Provision (benefit) for deferred income taxes	(16,232)	19,259	97,418	(22,373)	38,742
Share-based compensation	8,301	6,542	13,011	14,206	5,179
Purchases and originations of residential loans held for sale	(8,037,309)	(5,281,349)	(16,141,573)	(22,259)	0
Proceeds from sales of and payments on residential loans held for sale	8,040,363	3,775,479	15,539,918	15,985	0
Net gains on sales of loans	(248,645)	(314,394)	(598,974)	(648)	0
Goodwill impairment	82,269	0	0
Other	3,061	1,239	(2,628)	5,635	(63)
Changes in assets and liabilities
Decrease (increase) in receivables	22,472	(17,846)	(64,270)	(27,183)	(16,588)
Decrease (increase) in servicer and protective advances	(84,508)	(694,810)	(1,069,377)	(25,921)	4,064
Increase in other assets	(14,760)	(9,421)	(14,327)	(754)	(2,911)
Increase (decrease) in payables and accrued liabilities	(19,737)	322,377	160,386	(22,928)	72,826
Increase (decrease) in servicer payables	(7,171)	234	3,720	4,762	5,616
Cash flows provided by (used in) operating activities	(73,842)	(2,054,480)	(1,810,475)	69,620	104,906
Investing activities
Purchases and originations of reverse loans held for investment	(715,969)	(1,864,687)	(3,020,937)	(594,315)	0
Principal payments received on reverse loans held for investment	234,779	141,702	372,375	29,658	0
Purchases of forward loans related to Residual Trusts			0	0	(44,794)
Principal payments received on forward loans related to Residual Trusts	50,562	53,521	108,274	97,038	95,746
Principal payments received on forward loans related to Non-Residual Trusts	29,383	30,524	61,385	62,884	30,636
Payments received on charged-off loans held for investment	2,055	0
Payments received on receivables related to Non-Residual Trusts	5,696	8,141	14,804	16,096	9,126
Cash proceeds from sales of real estate owned, net related to Residual Trusts	6,270	3,641	7,730	7,861	3,089
Cash proceeds from sales of other real estate owned, net	16,123	10,137	30,694	11,383	5,112
Purchases of premises and equipment	(12,958)	(17,240)	(38,639)	(11,408)	(6,287)
Decrease (increase) in restricted cash and cash equivalents	2,421	(32,425)	(8,156)	41,332	(47,918)
Payments for acquisitions of businesses, net of cash acquired	(167,955)	(478,084)	(478,084)	(88,592)	(1,000,529)
Deposit for acquisitions			(179,185)	(15,000)	0
Acquisitions of servicing rights	(101,244)	(537,296)	(632,179)	(5,539)	0
Acquisitions of charged-off loans held for investment	(57,052)	0
Other	(4,962)	(919)	(14,165)	(2,751)	(1,708)
Cash flows provided by (used in) investing activities	(712,851)	(2,682,985)	(3,776,083)	(451,353)	(957,527)
Financing activities
Proceeds from issuance of debt, net of debt issuance costs	0	1,012,713	3,106,263	957,037	720,700
Payments on debt	(8,893)	(39,124)	(362,931)	(75,292)	(24,277)
Debt pre-payment penalty			0	(29,440)	0
Proceeds from securitizations of reverse loans	839,431	1,983,878	3,216,096	583,925	0
Payments on HMBS related obligations	(267,904)	(155,312)	(409,331)	(33,496)	0
Issuances of servicing advance liabilities	611,895	1,216,475	1,604,272	263,833	157,806
Payments on servicing advance liabilities	(542,740)	(579,010)	(733,150)	(270,708)	(164,882)
Net change in master repurchase agreements related to forward loans	126,425	1,568,301	929,015	6,055	0
Net change in master repurchase agreements related to reverse loans	(60,772)	(74,125)	(98,837)	11,832	0
Other debt issuance costs paid	(13,509)	(6,364)	(9,833)	(7,192)	(3,025)
Issuance of mortgage-backed debt related to Residual Trusts			0	0	223,065
Payments on mortgage-backed debt related to Residual Trusts	(51,442)	(55,685)	(112,449)	(98,105)	(89,727)
Payments on mortgage-backed debt related to Non-Residual Trusts	(39,224)	(44,297)	(87,920)	(92,716)	(47,760)
Extinguishments and settlement of debt and mortgage-backed debt			(1,405,424)	(690,000)	(1,338)
Secondary equity offering, net of issuance costs			0	276,013	0
Dividends and dividend equivalents paid			0	0	(14,051)
Other	4,882	581	618	3,302	497
Cash flows provided by (used in) financing activities	598,149	4,828,031	5,636,389	805,048	757,008
Net increase (decrease) in cash and cash equivalents	(188,544)	90,566	49,831	423,315	(95,613)
Cash and cash equivalents at the beginning of the period	491,885	442,054	442,054	18,739	114,352
Cash and cash equivalents at the end of the period	$ 303,341	$ 532,620	$ 491,885	$ 442,054	$ 18,739